Commitments and Contingencies - Commitments to Purchase Goods or Services and for Future License and Royalty Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Purchase Commitments
2021	$ 199,843
2022	42,628
2023	5,364
2024	3,000
2025	0
Thereafter	0
Total	250,835
License & Royalty Commitments
2021	10,003
2022	7,217
2023	4,483
2024	2,623
2025	2,349
Thereafter	3,364
Total	$ 30,039